Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

30 Analysis of cash and cash equivalents

	2018	2017	2016
	£m	£m	£m
At 1 January
- cash	98,337	88,414	94,832
- cash equivalents	24,268	10,156	8,760
	122,605	98,570	103,592
Net cash outflow	(13,794)	24,035	(5,022)
At 31 December	108,811	122,605	98,570

Comprising:
Cash and balances at central banks	88,897	98,337	74,250
Treasury bills and debt securities	83	427	387
Net loans to banks	19,831	23,841	23,933
Cash and cash equivalents	108,811	122,605	98,570

Note:

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £7,302 million (2017 - £6,883 million; 2016 - £6,661 million).

Certain members of RBS are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. These balances are set out below.

	2018	2017	2016
Bank of England	£0.9bn	£0.6bn	£0.5bn
De Nederlandsche Bank	€0.1bn	€0.1bn	€0.4bn